Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets - Contractual cash inflows
Equity securities		¥ 699,457	¥ 700,748
Debt securities		2,470,354	1,865,794
Loans	[1]	666,087	658,535
Term deposits		529,488	545,678
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		12,915	7,947
Accrued investment income		51,097	45,200
Premiums receivable		20,361	20,730
Cash and cash equivalents		60,440	56,655	¥ 53,339	¥ 50,848
Subtotal		4,516,532	3,907,620
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		3,419,899	2,973,225	¥ 2,552,736
Investment contracts	[1]	313,594	288,212
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		239,446	122,249
Financial liabilities at fair value through profit or loss		3,416	3,732
Annuity and other insurance balances payable		56,818	55,031
Interest-bearing loans and other borrowings		18,686	19,556
Bonds payable		34,994	34,992
Lease liabilities		2,182	2,664
Subtotal		4,089,035	3,499,661
Net cash inflow/(outflow)		427,497	407,959
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		699,457	700,748
Subtotal		699,457	700,748
Financial and insurance liabilities - Contractual cash outflows
Financial liabilities at fair value through profit or loss		(3,416)	(3,732)
Subtotal		(3,416)	(3,732)
Net cash inflow/(outflow)		696,041	697,016
Not later than one year [member]
Financial assets - Contractual cash inflows
Term deposits		135,301	63,090
Statutory deposits - restricted		1,720
Undiscounted cash flow [member] | Not later than one year [member]
Financial assets - Contractual cash inflows
Debt securities		231,604	136,885
Loans		376,766	235,901
Term deposits		144,271	75,364
Statutory deposits - restricted		1,936	297
Securities purchased under agreements to resell		12,658	7,947
Accrued investment income		49,133	44,197
Premiums receivable		20,361	20,730
Cash and cash equivalents		60,440	56,655
Subtotal		897,169	577,976
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		111,912	190,123
Investment contracts		(31,671)	(29,149)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(239,679)	(122,249)
Annuity and other insurance balances payable		(56,818)	(55,031)
Interest-bearing loans and other borrowings		(2,552)	(2,044)
Bonds payable		(332)	(328)
Lease liabilities		(1,093)	(1,273)
Subtotal		(220,233)	(19,951)
Net cash inflow/(outflow)		676,936	558,025
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Debt securities		461,413	349,334
Loans		138,241	219,840
Term deposits		372,571	329,191
Statutory deposits - restricted		4,682	6,098
Securities purchased under agreements to resell		346
Accrued investment income		1,964	565
Subtotal		979,217	905,028
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		86,132	151,280
Investment contracts		16,479	(13,861)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(17,122)	(4,384)
Bonds payable		(37,996)	(2,996)
Lease liabilities		(1,067)	(1,250)
Subtotal		46,426	128,789
Net cash inflow/(outflow)		1,025,643	1,033,817
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		508,864	287,939
Loans		110,345	129,813
Term deposits		53,822	197,867
Statutory deposits - restricted		181	720
Accrued investment income			438
Subtotal		673,212	616,777
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(202,368)	(93,971)
Investment contracts		94,302	68,882
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings			(14,680)
Bonds payable			(36,498)
Lease liabilities		(203)	(331)
Subtotal		(108,269)	(76,598)
Net cash inflow/(outflow)		564,943	540,179
Undiscounted cash flow [member] | Later than five years [member]
Financial assets - Contractual cash inflows
Debt securities		3,029,545	2,260,215
Loans		137,705	173,729
Term deposits			1,753
Subtotal		3,167,250	2,435,697
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(5,990,882)	(5,618,867)
Investment contracts		(957,814)	(798,317)
Financial and insurance liabilities - Contractual cash outflows
Lease liabilities		(29)	(41)
Subtotal		(6,948,725)	(6,417,225)
Net cash inflow/(outflow)		¥ (3,781,475)	¥ (3,981,528)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.